Exceptional items (Tables)	6 Months Ended
Dec. 31, 2024
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2024	Six months ended 31 December 2023
	$ million	$ million
Exceptional operating items
Distribution model change in France (1)	(145)	—
Supply chain agility programme (2)	(72)	(31)
Brand impairment (3)	—	(54)
Various dispute and litigation matters (4)	—	(108)
	(217)	(193)
Non-operating items
Sale of businesses and brands
Guinness Nigeria PLC (5)	(114)	—
Pampero brand (6)	53	—
Safari brand (7)	15	—
Guinness Cameroun S.A. (8)	(8)	(11)
Windsor business (9)	—	(53)
USL Popular brands (10)	—	4
	(54)	(60)

Exceptional items before taxation	(271)	(253)

Items included in taxation
Tax on exceptional operating items	44	43
Tax on exceptional non-operating items	(12)	(1)
	32	42

Total exceptional items	(239)	(211)

Attributable to:
Equity shareholders of the parent company	(235)	(213)
Non-controlling interests	(4)	2
Total exceptional items	(239)	(211)